Organization and Principal Activities (Details Narrative) (10-Q) - USD ($)		9 Months Ended
	Aug. 25, 2020	Sep. 30, 2020	Dec. 31, 2019
Convertible notes payable		$ 849,576
Liabilities		$ 872,687	$ 910
Common shares		500,000	500,000
Share Exchange Agreement [Member] | Sigyn Therapeutics, Inc [Member]
Percentage of acquisition ownership interest	100.00%
Percentage of common stock outstanding	75.00%
Debt tem		1 year
Percentage of original issuer discount		10.00%
Debt conversion price		$ 20
Acquistion valuation cost		$ 12,500,000
Warrant term		5 years
Warrant price		$ 30
Warrant valuation		$ 17,500,000
Liabilities		$ 3,429,516	$ 3,429,516
Common shares		7,907,351	7,907,351
Share Exchange Agreement [Member] | Sigyn Therapeutics, Inc [Member] | Maximum [Member]
Convertible notes payable		$ 1,500,000
Shareholders investment		$ 500,000